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           MERRILL LYNCH CALIFORNIA INSURED MUNICIPAL BOND FUND OF
               MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST






                                            January 4, 1996



Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, D.C.  20549

Attention:  Division of Investment Management

        Re: Merrill Lynch California Insured Municipal Bond Fund of Merrill Lynch California Municipal Series Trust
             Post-Effective Amendment No. 4 to the
             Registration Statement on Form N-1A
             (Securities Act File No. 33-55864;
             Investment Company Act File No. 811-4264)

Ladies and Gentlemen:

        Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), Merrill Lynch California Insured Municipal Bond Fund
(the "Fund") of Merrill Lynch California Municipal Series Trust hereby certifies that:


        (1) the form of prospectus and statement of additional information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A, constituting the most recent amendment to the Fund's Registration Statement on Form N-1A; and

        (2) the text of Post-Effective Amendment No. 4 to the Fund's Registration Statement on Form N-1A was filed electronically with the Securities and Exchange Commission on December 29, 1995.

                       Very truly yours,

                       MERRILL LYNCH CALIFORNIA INSURED
                       MUNICIPAL BOND FUND OF
                       MERRILL LYNCH CALIFORNIA MUNICIPAL SERIES TRUST


                       By:  /s/ Jerry Weiss
                            ---------------
                            Jerry Weiss
                            Secretary